SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund

Supplement dated June 28, 2013
to the Class A Shares Prospectus dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small/Mid Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to Century Capital Management, LLC is hereby deleted.

In the same chart, the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Timothy Parton, CFA	Since 2013	Managing Director, Portfolio Manager

In addition, under the heading "Tax-Managed Small/Mid Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Century Capital Management, LLC is hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of J.P. Morgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Timothy Parton, CFA, a Managing Director and Portfolio Manager, manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. midcap growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. multicap growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

There are no other changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-827 (06/13)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund

Supplement dated June 28, 2013
to the Statement of Additional Information ("SAI") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small/Mid Cap Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Century Capital Management, LLC's management of the Tax-Managed Small/Mid Cap Fund are hereby deleted.

In the same section, the text relating to J.P. Morgan Chase & Co. is hereby deleted and replaced with the following:

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Growth, Mid-Cap, Tax-Managed Small/Mid Cap Fund, U.S. Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect, wholly owned subsidiary of J.P. Morgan Chase & Co.

In addition, under the heading "Century," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Century Capital Management, LLC's management of the Tax-Managed Small/Mid Cap Fund are hereby deleted.

In addition, under the heading "JPMIM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," J.P. Morgan Chase & Co.'s management of a portion of the assets of the Tax-Managed Small/Mid Cap Fund is hereby added, as appropriate, throughout the sub-sections entitled "Compensation," "Ownership of Fund Shares," "Other Accounts" and "Conflicts of Interest."

In the same section, the rows relating to Timothy Parton in the table under the sub-section "Other Accounts" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)
Timothy Parton	12 0	$7,227,814 $0	2 0	$1,085,456 $0	4 0	$48,883 $0

There are no other changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-828 (06/13)